Post Employment Benefit Obligations - Summary of Changes in Post-employment Defined Benefit Obligations (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Beginning balance	$ 75,538,265	$ 66,163,490
Current service cost	1,099,554	2,132,231
Interest cost	1,818,983	2,146,386
Actuarial (gains) losses from changes in financial assumptions	(14,628,751)	4,695,927
Actuarial (gains) losses from changes in experience adjustments	2,080,853	3,849,907
Foreign currency translation	141,342	102,073
Contributions paid	(7,265,904)	(3,335,366)
Transfer of employees	167,244	(216,383)
Ending balance	$ 58,951,586	$ 75,538,265